SCHEDULE OF NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Non-controlling interest, beginning	$ 506,732
Net income attributable to non-controlling interest	18,650	$ 71,644	$ (11,167)
Foreign currency translation adjustment	2,482
Non-controlling interest, ending	527,865	506,732
Xi'an DT [Member]
Non-controlling interest, beginning	492,753
Net income attributable to non-controlling interest	(10,370)
Foreign currency translation adjustment	654
Non-controlling interest, ending	483,037	492,753
Tianjin YHX [Member]
Non-controlling interest, beginning	13,979
Net income attributable to non-controlling interest	29,020
Foreign currency translation adjustment	1,829
Non-controlling interest, ending	$ 44,828	$ 13,979